STOCKHOLDERS' EQUITY (DEFICIT) (Details Textual) (USD $)	6 Months Ended		12 Months Ended		72 Months Ended	78 Months Ended						12 Months Ended					1 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended		12 Months Ended				6 Months Ended				12 Months Ended			6 Months Ended		12 Months Ended				6 Months Ended							6 Months Ended			12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Feb. 25, 2014	Dec. 31, 2013 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Dec. 31, 2013 Preferred Class B [Member]	Dec. 31, 2012 Preferred Class B [Member]	Dec. 31, 2013 Vizio Medical Devices LLC [Member]	Dec. 31, 2012 Vizio Medical Devices LLC [Member]	Dec. 31, 2011 Vizio Medical Devices LLC [Member]	Dec. 31, 2010 Vizio Medical Devices LLC [Member]	Dec. 31, 2008 Vizio Medical Devices LLC [Member]	Apr. 30, 2014 Warrant [Member]	Jun. 30, 2014 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Jun. 30, 2014 Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2012 Preferred Stock [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2011 Preferred Stock [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2010 Preferred Stock [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2009 Preferred Stock [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2008 Preferred Stock [Member] Vizio Medical Devices LLC [Member]	Jun. 30, 2014 Parent [Member]	Dec. 31, 2013 Parent [Member]	Dec. 31, 2012 Parent [Member]	Dec. 31, 2013 Parent [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2012 Parent [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2011 Parent [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2010 Parent [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2008 Parent [Member] Vizio Medical Devices LLC [Member]	Jun. 30, 2014 Noncontrolling Interest [Member]	Dec. 31, 2013 Noncontrolling Interest [Member]	Dec. 31, 2012 Noncontrolling Interest [Member]	Dec. 31, 2013 Noncontrolling Interest [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2012 Noncontrolling Interest [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2011 Noncontrolling Interest [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2010 Noncontrolling Interest [Member] Vizio Medical Devices LLC [Member]	Jun. 30, 2014 Professional Advisory Firms [Member]	Jun. 30, 2014 Professional Advisory Firms [Member] Restricted Stock [Member]	Jun. 30, 2014 Secured Promissory Notes Payable [Member]	Jun. 30, 2013 Secured Promissory Notes Payable [Member]	Dec. 31, 2013 Secured Promissory Notes Payable [Member]	Dec. 31, 2012 Secured Promissory Notes Payable [Member]	Dec. 01, 2013 Secured Promissory Notes Payable [Member]	Jun. 30, 2014 Common Stock [Member]	Jun. 30, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Vizio Medical Devices LLC [Member]	Jun. 30, 2014 Common Stock [Member] Professional Advisory Firms [Member]	Jun. 30, 2014 Common Stock [Member] Non-Officer Board of Manager [Member]	Jun. 30, 2013 Common Stock [Member] Non-Officer Board of Manager [Member]	Jun. 30, 2014 Common Stock [Member] Bridgemedica LLC [Member]	Feb. 25, 2014 Minimum [Member]	Feb. 25, 2014 Maximum [Member]	Jun. 30, 2014 Aquamarijn Microfiltration BV [Member]	Jun. 30, 2014 Aquamarijn Microfiltration BV [Member] Common Stock [Member]	Jun. 30, 2013 Aquamarijn Microfiltration BV [Member] Common Stock [Member]	Feb. 25, 2014 2010 Incentive plan [Member]	Dec. 31, 2013 2010 Incentive plan [Member] Preferred Stock [Member]	Dec. 31, 2010 2010 Incentive plan [Member] Preferred Stock [Member]
Stock Units Conversion, Description	Each Class A member unit was converted into one share of common stock and each Class B member unit was converted into one share of Series A Preferred Stock (the “Preferred Stock”). Each warrant to purchase Class A member units was converted into one warrant to purchase one share of common stock.
Common Stock, Capital Shares Reserved for Future Issuance							410,000																																																												3,000,000
Common Stock, Shares Authorized	100,000,000		100,000,000		100,000,000	100,000,000		16,000,000																							1,000,000
Preferred Stock, Shares Authorized										4,000,000												20,000,000	20,000,000
Preferred Stock, Dividend Rate, Percentage	20.00%		20.00%
Preferred Stock, Liquidation Preference, Value	$ 13,470,000		$ 13,470,000		$ 13,470,000	$ 13,470,000
Common Stock, Shares, Outstanding	15,776,105		14,496,561	1,000	14,496,561	15,776,105	15,196,292	14,496,561	13,728,140			304,000																			303,920	500							80	500
Preferred Stock, Shares Outstanding							4,000,000			4,000,000	4,000,000											4,000,000
Common Stock, Shares, Issued	15,776,105		14,496,561		14,496,561	15,776,105	15,196,292	14,496,561	13,728,140
Preferred Stock, Shares Issued							4,000,000			4,000,000	4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2		$ 2																																																									$ 1	$ 2
Debt Conversion, Converted Instrument, Shares Issued																																																				0	100,000	140,000	378,000
Debt Conversion, Original Debt, Amount																																															0	150,000	210,000	567,000
Debt Instrument, Interest Rate, Stated Percentage																																															5.00%		5.00%
Debt Instrument, Maturity Date																																															Dec. 31, 2014		Dec. 31, 2014
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	737,622		721,782		721,782	737,622																																									737,622			574,927	721,782
Stock Issued During Period, Shares, Purchase of Assets																						0	0	0	0		0																									29,731	14,605				91,395								25,591	13,063
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	0.01%		0.03%	50.00%	0.03%	0.01%																																																										2.00%
Annual Antidilution Adjustment, Effective Terms	This annual anti-dilution adjustment is in effect until the first to occur of (x) the first approval for a product, or (y) $10 million of capital being raised at a valuation that is greater than $1 per share of common stock
Stock Issued During Period, Shares Offering Cost	93,750
Warrants Issued During Period	197,500	50,000	150,000	75,000
Fair Value Adjustment of Warrants	0	32,525	32,525	0	32,525	32,525											32,525	116,995	32,525	101,805	123,353
Stock Issued During Period, Shares, Issued for Services																						0	0	0	0																					344,196												231,063	100,000	100,000
Escrow Deposit Period																																													12 months
Development Stage Entities, Equity Issuance, Per Share Amount																																																										$ 1
Prepaid Expense, Current	50,000		0		0	50,000																																														50,000		50,000
Warrants Expiration Starting Period	2014		2017
Warrants Expiration Ending Period	2019		2018
Derivative Liability, Current	9,000		10,800	27,000	10,800	9,000
Issuance of Stock and Warrants for Services or Claims	281,063	50,000	100,000	100,000	200,000	481,063																																																				35,000
Stock Issued During Period, Value, Other												0	0	0																			0	0	0						0	0	0											117,004		300,000
Preferred Units, Contributed Capital																																																																					1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																																					4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																																																																				595,000	595,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																																																					345,000
Preferred Stock, Capital Shares Reserved for Future Issuance																																																																					60,000
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions												420
Common Stock, Voting Rights																															one vote
Stock Issued During Period Value Issuance Of Stock And Warrants	805,000		587,525									134,330	123,353		87,000	97,250						0	0							805,000	587,525		134,330	123,353		87,000	97,250	0	0		0	0		0								658,750
Stock Issued During Period, Shares, Other																								0	0	0																															446,500
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration																							0	0		0																												51,812
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration			51,812									51,812		269,245									0								51,812		51,812		269,245				0		0		0											51,812
Stock Issued During Period Shares Upon Exercise Of Warrants																						0						0	0																							50,000
Stock Issued During Period, Value, Issued for Services	481,063		100,000									100,000	100,000									0	0							481,063	100,000		100,000	100,000				0	0		0	0																231,063			150,000
Equity Method Investment, Ownership Percentage										20.00%
Interest Receivable																																																	$ 44,782	$ 7,927